Mid-Cap Value ProFund Expense Example - Mid-Cap Value ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,454
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,617
Expense Example, with Redemption, 10 Years	$ 3,432